Summary of Interest Rate Swap Contracts (Detail) - Designated as Hedges - Interest Rate Swap $ in Thousands	Mar. 31, 2022 USD ($)
Derivative [Line Items]
Notional amounts	$ 1,779,125
Amortizing | LIBOR
Derivative [Line Items]
Notional amounts	845,125
Amortizing | SOFR
Derivative [Line Items]
Notional amounts	$ 934,000